Risk and capital management (Details) kr in Millions	12 Months Ended
	Dec. 31, 2023 SEK (kr) item	Dec. 31, 2021 SEK (kr)	Dec. 31, 2022 SEK (kr)
Risk and capital management
Established credit losses	kr 0	kr 52
Capital ratio	21.30%		20.60%
Tier 1 capital ratio	21.30%		20.60%
Common Equity Tier 1 capital ratio	21.30%		20.60%
Leverage ratio	9.30%		8.40%
LCR	494.00%		311.00%
NSFR	131.00%		119.00%
Additional capital - Pillar 2 guidance	1.50%		1.50%
Additional capital (pillar 2 guidance) of total leverage ratio exposure	0.15%		0.15%
Total risk-based capital requirement	17.20%		16.50%
CET1 ratio requirements inclusive Pillar 2 guidance	12.10%		11.40%
Number of lines of defense for risk management and risk control | item	3
Period for capital adequacy assessments	3 years
Maximum
Risk and capital management
Total capital ratio excess over capital adequacy requirement, target	4.00%
Minimum
Risk and capital management
Total capital ratio excess over capital adequacy requirement, target	2.00%
Common Equity Tier I ratio excess over capital adequacy requirement, target	4.00%
Credit risk
Risk and capital management
Risk amount	kr 7,400		kr 7,200
Market risk
Risk and capital management
Risk amount	1,100		1,500
Operational risk
Risk and capital management
Risk amount	kr 400		kr 300